Derivatives, Notional or Contractual Amounts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	$ 88,474	$ 72,700
Fair value asset derivatives, netting	(65,869)	(56,894)
Fair Value Asset derivatives, net	22,605	15,806
Fair value liability derivatives	83,781	73,359
Fair value liability derivatives, netting	(65,043)	(63,739)
Net amounts in consolidated balance sheet	18,738	9,620
Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	63,698	55,846
Fair value asset derivatives, netting	(56,051)	(48,271)
Fair Value Asset derivatives, net	7,647	7,575
Fair value liability derivatives	60,059	56,538
Fair value liability derivatives, netting	(54,394)	(53,902)
Net amounts in consolidated balance sheet	5,665	2,636
Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,404	4,843
Fair value asset derivatives, netting	(4,923)	(3,567)
Fair Value Asset derivatives, net	2,481	1,276
Fair value liability derivatives	7,827	4,508
Fair value liability derivatives, netting	(5,511)	(3,652)
Net amounts in consolidated balance sheet	2,316	856
Equity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	9,005	7,824
Fair value asset derivatives, netting	(2,842)	(3,254)
Fair Value Asset derivatives, net	6,163	4,570
Fair value liability derivatives	7,038	7,794
Fair value liability derivatives, netting	(2,845)	(3,502)
Net amounts in consolidated balance sheet	4,193	4,292
Commodity contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,461	2,673
Fair value asset derivatives, netting	(1,233)	(659)
Fair Value Asset derivatives, net	6,228	2,014
Fair value liability derivatives	7,702	2,603
Fair value liability derivatives, netting	(1,459)	(952)
Net amounts in consolidated balance sheet	6,243	1,651
Credit Contracts Protection Sold [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	151	354
Fair value asset derivatives, netting	(131)	(302)
Fair Value Asset derivatives, net	20	52
Fair value liability derivatives	943	1,532
Fair value liability derivatives, netting	(713)	(1,432)
Net amounts in consolidated balance sheet	230	100
Credit Contracts Protection Purchased [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	755	1,147
Fair value asset derivatives, netting	(689)	(841)
Fair Value Asset derivatives, net	66	306
Fair value liability derivatives	168	368
Fair value liability derivatives, netting	(121)	(299)
Net amounts in consolidated balance sheet	47	69
Other contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives		13
Fair value asset derivatives, netting		0
Fair Value Asset derivatives, net		13
Fair value liability derivatives	44	16
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet	44	16
Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	7,288	5,406
Fair value liability derivatives	3,782	3,375
Designated as Hedging Instrument [Member] | Interest rate contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	148,967	100,412
Fair value asset derivatives	6,536	4,315
Fair value liability derivatives	2,435	2,528
Designated as Hedging Instrument [Member] | Foreign exchange contract [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	26,778	26,483
Fair value asset derivatives	752	1,091
Fair value liability derivatives	1,347	847
Not Designated as Hedging Instrument [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	81,186	67,294
Fair value liability derivatives	79,999	69,984
Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	1,339	965
Fair value liability derivatives	611	1,138
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Fair value asset derivatives	79,847	66,329
Fair value liability derivatives	79,388	68,846
Not Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	221,527	220,577
Fair value asset derivatives	697	595
Fair value liability derivatives	487	897
Not Designated as Hedging Instrument [Member] | Interest rate contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	4,378,767	4,030,068
Fair value asset derivatives	56,465	50,936
Fair value liability derivatives	57,137	53,113
Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	14,405	10,064
Fair value asset derivatives	275	21
Fair value liability derivatives	28	35
Not Designated as Hedging Instrument [Member] | Foreign exchange contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	253,742	164,160
Fair value asset derivatives	6,377	3,731
Fair value liability derivatives	6,452	3,626
Not Designated as Hedging Instrument [Member] | Equity contract [Member] | Economic hedges [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	5,219	3,273
Fair value asset derivatives	367	349
Fair value liability derivatives	96	206
Not Designated as Hedging Instrument [Member] | Equity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	138,422	96,379
Fair value asset derivatives	8,638	7,475
Fair value liability derivatives	6,942	7,588
Not Designated as Hedging Instrument [Member] | Commodity contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	88,640	96,889
Fair value asset derivatives	7,461	2,673
Fair value liability derivatives	7,702	2,603
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Sold [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	12,304	19,501
Fair value asset derivatives	151	354
Fair value liability derivatives	943	1,532
Not Designated as Hedging Instrument [Member] | Credit Contracts Protection Purchased [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	16,659	23,314
Fair value asset derivatives	755	1,147
Fair value liability derivatives	168	368
Not Designated as Hedging Instrument [Member] | Other contract [Member] | Customer accommodation, trading, and other derivatives [Member]
Notional Or Contractual Amounts And Fair Values For Derivatives [Abstract]
Notional or contractual amount	1,994	2,160
Fair value asset derivatives	0	13
Fair value liability derivatives	$ 44	$ 16